ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2010
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

19. ASSET RETIREMENT OBLIGATIONS

        As of December 31, 2010 and 2009, the estimated present value of the Group's asset retirement obligations and change in liabilities were as follows:

	2010	2009
Balance, beginning of the year	$88,683	$62,053
Liabilities incurred in the current period	4,066	3,923
Accretion expense	9,776	6,518
Revisions in estimated cash flows	(23,813)	17,693
Currency translation adjustment	(673)	(1,504)

Balance, end of the year	$78,039	$88,683

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate and cost of dismantling of assets.